Fees Summary	Dec. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,454,920,321.00
Previously Paid Amount	0.00
Total Fee Amount	682,048.30
Total Offset Amount	0.00
Net Fee	$ 682,048.30